SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 9 - SUBSEQUENT EVENTS

On April 1, 2019 the Company issued 250,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $1,250.

Management has evaluated subsequent events through the date the financial statements were available to be issued, considered to be the date of filing with the Securities and Exchange Commission. Based on our evaluation no events have occurred requiring adjustment to or disclosure in the financial statements.

On January 7, 2019 the Company issued 1,800,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $9,000.

On January 25, 2019 the Company issued 2,000,000 shares to non-related parties for services, recorded at the fair market value of the share price, in the amount of $8,800.

On February 6, 2019, the Company sold 4,534,293 shares to GHS Investments LLC, at $0.00304 per share, for cash proceeds of $13,784. The shares were issued at a discount to the market. Fair Market Value on February 6, 2019 was $0.005 per share.

Management has evaluated subsequent events through the date the financial statements were available to be issued, considered to be the date of filing with the Securities and Exchange Commission. Based on our evaluation no events have occurred requiring adjustment to or disclosure in the financial statements.